Employee Benefit Plans - Amount Amortized from Accumulated OCI (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Net actuarial loss (gain)	$ 100
Prior service cost	5
Total amounts amortized from accumulated OCI	105
Qualified Pension Plan
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Net actuarial loss (gain)	136
Prior service cost	0
Total amounts amortized from accumulated OCI	136
Non-U.S. Pension Plans
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Net actuarial loss (gain)	6
Prior service cost	1
Total amounts amortized from accumulated OCI	7
Nonqualified and Other Pension Plans
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Net actuarial loss (gain)	25
Prior service cost	0
Total amounts amortized from accumulated OCI	25
Postretirement Health and Life Plans
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Net actuarial loss (gain)	(67)
Prior service cost	4
Total amounts amortized from accumulated OCI	$ (63)